Information by Segment (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of information by operating segment

			FEMSA		FEMSA
			Comercio –		Comercio –
	Coca-Cola		Proximity		Health		FEMSA Comercio –		Heineken				Consolidation
2020	FEMSA		Division		Division		Fuel Division		Investment		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	183,615	Ps.	181,277	Ps.	65,172	Ps.	34,292	Ps.	—	Ps.	49,414	Ps.	(20,804)	Ps.	492,966
Intercompany revenue		5,016		451		—		9		—		15,328		(20,804)		—
Gross profit		82,811		74,296		19,575		4,300		—		13,823		(5,152)		189,653
Administrative expenses		—		—		—		—		—		—		—		22,988
Selling expenses		—		—		—		—		—		—		—		123,405
Other income		—		—		—		—		—		—		—		3,343
Other expenses		—		—		—		—		—		—		—		12,381
Interest expense		7,894		5,932		1,540		1,099		—		4,773		(3,722)		17,516
Interest income		1,048		388		162		40		61		4,123		(3,722)		2,100
Other net finance loss (3)		—		—		—		—		—		—		—		505
Income before income taxes and share of the profit of equity accounted investees		16,077		6,409		753		(224)		48		(4,237)		485		19,311
Income taxes		5,428		(280)		243		(29)		12		9,445		—		14,819
Share of the profit of equity accounted investees, net of tax		(281)		(18)		—		—		(434)		(3)		—		(736)
Net income from continuing operations		—		—		—		—		—		—		—		3,756
Consolidated net income		—		—		—		—		—		—		—		3,756
Depreciation and amortization (2)		10,608		10,574		3,543		865		—		2,562		(103)		28,049
Non-cash items other than depreciation and amortization		1,494		739		28		22		—		138		—		2,421
Investments in equity accounted investees		7,623		3,102		—		—		87,291		254		—		98,270
Total assets		263,066		121,200		60,107		15,878		92,444		191,207		(59,054)		684,848
Total liabilities		140,609		104,141		46,038		14,257		4,011		127,426		(58,821)		377,661
Investments in fixed assets (4)		10,354		6,907		1,694		549		—		1,533		(144)		20,893
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

			FEMSA		FEMSA		FEMSA
			Comercio –		Comercio –		Comercio –
	Coca-Cola		Proximity		Health		Fuel		Heineken				Consolidation
2019	FEMSA		Division		Division		Division		Investment		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	194,471	Ps.	184,810	Ps.	58,922	Ps.	47,852	Ps.	—	Ps.	41,788	Ps.	(21,132)	Ps.	506,711
Intercompany revenue		5,688		325		—		11		—		15,108		(21,132)		—
Gross profit		87,507		75,099		17,645		4,775		—		11,551		(5,096)		191,481
Administrative expenses		—		—		—		—		—		—		—		19,930
Selling expenses		—		—		—		—		—		—		—		121,871
Other income		—		—		—		—		—		—		—		1,013
Other expenses		—		—		—		—		—		—		—		4,905
Interest expense		6,904		5,733		1,226		1,175		1		2,303		(3,209)		14,133
Interest income		1,230		338		10		114		23		4,563		(3,110)		3,168
Other net finance income (3)		—		—		—		—		—		—		—		(2,527)
Income before income taxes and share of the profit of equity accounted investees		18,409		11,458		1,487		124		10		449		359		32,296
Income taxes		5,648		923		556		49		(491)		3,791		—		10,476
Share of the profit of equity accounted investees, net of tax		(131)		9		—		—		6,428		(78)		—		6,228
Net income from continuing operations		—		—		—		—		—		—		—		28,048
Consolidated net income		—		—		—		—		—		—		—		28,048
Depreciation and amortization (2)		10,642		9,604		3,112		855		—		1,708		(112)		25,809
Non-cash items other than depreciation and amortization		1,083		529		23		105		—		755		—		2,495
Investments in equity accounted investees		9,751		3,719		—		—		83,789		211		—		97,470
Total assets		257,841		117,229		54,366		17,701		86,639		158,746		(54,981)		637,541
Total liabilities		128,154		98,468		53,468		16,754		3,151		66,812		(55,017)		311,790
Investments in fixed assets (4)		11,465		10,374		1,529		706		—		1,685		(180)		25,579
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

			FEMSA		FEMSA		FEMSA
			Comercio –		Comercio –		Comercio –
	Coca-Cola		Proximity		Health		Fuel		Heineken				Consolidation
2018	FEMSA		Division		Division		Division		Investment		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	182,342	Ps.	167,458	Ps.	51,739	Ps.	46,936	Ps.	—	Ps.	42,293	Ps.	(21,024)	Ps.	469,744
Intercompany revenue		5,160		290		—		—		—		15,574		(21,024)		—
Gross profit		83,938		65,529		15,865		4,231		—		10,233		(4,626)		175,170
Administrative expenses		—		—		—		—		—		—		—		17,313
Selling expenses		—		—		—		—		—		—		—		114,573
Other income		—		—		—		—		—		—		—		673
Other expenses		—		—		—		—		—		—		—		2,947
Interest expense		7,568		1,806		678		211		1		2,057		(2,496)		9,825
Interest income		1,004		372		14		159		22		3,757		(2,496)		2,832
Other net finance expenses (3)		—		—		—		—		—		—		—		(387)
Income before income taxes and share of the profit of equity accounted investees		17,190		13,335		1,438		407		11		1,219		30		33,630
Income taxes		5,260		1,124		652		123		4		3,006		—		10,169
Share of the profit of equity accounted investees, net of tax		(226)		(17)		—		—		6,478		17		—		6,252
Net income from continuing operations		—		—		—		—		—		—		—		29,713
Net income from discontinued operations		—		—		—		—		—		—		—		3,366
Consolidated net income		—		—		—		—		—		—		—		33,079
Depreciation and amortization (2)		10,028		4,971		983		152		—		1,103		—		17,237
Non-cash items other than depreciation and amortization		755		367		22		11		—		490		—		1,645
Investments in equity accounted investees		10,518		84		—		—		83,461		252		—		94,315
Total assets		263,787		75,146		35,881		7,015		86,340		150,674		(42,462)		576,381
Total liabilities		132,037		56,468		23,357		6,142		4,054		61,340		(42,559)		240,839
Investments in fixed assets (4)		11,069		9,441		1,162		520		—		2,391		(317)		24,266
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

Summary of geographic disclosure for non-current assets

Geographic disclosure for the Company non-current assets is as follow:

	2020		2019
Mexico and Central America (1)	Ps.	234,679	Ps.	230,889
United States (2)		37,105		13,310
South America (3)		124,470		136,480
Europe		87,326		84,283
Consolidated	Ps.	483,580	Ps.	464,962
(1)	Domestic (Mexico only) non-current assets were Ps. 226,497 and Ps. 223,605, as of December 31, 2020, and December 31, 2019, respectively.
(2)

On May 15, 2020, the Company completed the acquisition of WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”) to form a new platform within the Jan-San, Packaging and Specialized distribution industry in the United States. The platform will bring together two market leaders in this field: WAXIE and North American, with FEMSA acquiring a majority controlling interest of 89% in the combined company.

South America non-current assets includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. Brazilian non-current assets were Ps. 66,050 and Ps. 79,710, as of December 31, 2020 and December 31, 2019, respectively. Colombia non-current assets were Ps. 15,653 and Ps. 16,463, as of December 31, 2020 and December 31, 2019, respectively. Argentina non-current assets were Ps. 3,905 and Ps. 4,043, as of December 31, 2020 and December 31, 2019, respectively. Chile non-current assets were Ps. 30,953 and Ps. 28,424, as of December 31, 2020 and December 31, 2019, respectively. Uruguay non-current assets were Ps. 4,537 and Ps. 4,781, as of December 31, 2020 and December 31, 2019, respectively. Ecuador non-current assets were Ps. 3,372 and Ps. 3,064, as of December 31, 2020 and December 31, 2019, respectively.